Share-based payments - Additional Information (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) shares ADRs performance_criteria number_of_employee £ / shares	Dec. 31, 2023 GBP (£) shares ADRs number_of_employee $ / shares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) $ / shares	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) $ / shares
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted average share price (pound per share) | £ / shares	£ 8.41		£ 9.13		£ 9.64
American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted average share price (pound per share) | $ / shares		$ 52.31		$ 56.80		$ 66.44
Share purchase options
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost	£ 10.1		£ 11.1
Unrecognised compensation cost related to share options, weighted average period	19 months		20 months
Restricted stock plans
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost	£ 179.9		£ 200.7
Fair value of shares vested	£ 81.6	$ 81.6	£ 65.4	$ 65.4	£ 64.1	$ 64.1
Executive Performance Share Plan (EPSP) | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Executive Performance Share Plan (EPSP) | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	5 years
ESPP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Number of performance conditions | performance_criteria	3
Percentage of total Shareholder Return on vesting period	20.00%
Threshold performance vesting percentage	100.00%
Performance Share Awards (PSA)
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	2 years
Leadership Share Awards
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Number of key executives participating in restricted stock plans | number_of_employee	1,900	1,900
WSOP | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ordinary shares under option (in shares) | shares	15,369,025	15,369,025
WSOP | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ADRs under option (in shares) | ADRs	1,772,400	1,772,400
WSOP | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold period for employment participation in employee stock ownership plan	2 years
WWOP | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold period for employment participation in employee stock ownership plan	2 years
WPP Worldwide Share Ownership Program
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
WPP Worldwide Share Ownership Program | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ordinary shares under option (in shares) | shares	650,825	650,825
WPP Worldwide Share Ownership Program | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of ADRs under option (in shares) | ADRs	72,695	72,695
Executive Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	10 years